Pension and Other Postretirement Benefit Plans - Summary of Net Period Benefit Costs (Details) - Pension Benefits - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Interest cost	$ 18,731	$ 20,041	$ 19,097
Expected return on plan assets	(20,934)	(20,803)	(21,117)
Amortization of prior service credit	(1,432)	(1,432)	(1,432)
Amortization of actuarial loss	6,517	5,871	7,045
Net cost	$ 2,882	$ 3,677	$ 3,593
Weighted-average discount rate used to measure benefit obligations	3.81%	4.36%	4.86%
Weighted average assumptions used to determine net benefit cost:
Discount rate	4.36%	4.86%	4.36%
Expected return on plan assets	6.50%	6.50%	6.50%